Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Operations And Comprehensive Income (Parentheticals) - Parent Company [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Parent Company Statements of Operations And Comprehensive Income [Line Items]
Earnings per ordinary share diluted	$ 0.08	$ 0.13
Weighted average number of ordinary shares outstanding diluted	13,257,469	10,987,679